Long-Term Equity Investments - Summary of Common Shares Held (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Jul. 14, 2020
First Majestic [member]
Long term investments - common shares held [line items]
Maximum desired ownership percentage	10.00%
Gold X
Long term investments - common shares held [line items]
Number of common shares received		4,467,317